LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.17%
INVESTMENT COMPANIES–97.17%
Equity Funds–39.74%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	3,583,830	$ 161,971,207
LVIP SSGA Large Cap 100 Fund	23,350,210	334,094,805
LVIP SSGA Mid-Cap Index Fund	8,217,756	118,450,741
LVIP SSGA Nasdaq-100 Index Fund	2,227,227	23,855,832
LVIP SSGA S&P 500 Index Fund	37,516,771	1,076,468,711
LVIP SSGA Small-Cap Index Fund	6,326,292	231,656,167
LVIP T. Rowe Price Growth Stock Fund	4,082,586	249,172,443
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,241,131	134,520,180
		2,330,190,086
Fixed Income Funds–35.84%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	30,581,508	315,050,694
LVIP Delaware Bond Fund	50,733,346	650,401,492
LVIP Delaware Diversified Floating Rate Fund	1,447,645	14,234,692
LVIP JPMorgan High Yield Fund	13,181,128	136,859,652
LVIP PIMCO Low Duration Bond Fund	6,824,586	65,106,550
LVIP SSGA Bond Index Fund	22,111,001	240,147,584
LVIP SSGA Short-Term Bond Index Fund	3,338,203	33,308,586
LVIP Western Asset Core Bond Fund	68,688,454	646,701,796
		2,101,811,046
Global Equity Fund–1.49%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	9,159,181	87,662,525
		87,662,525
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.95%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	5,389,852	$ 55,456,182
		55,456,182
International Equity Funds–19.15%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	7,641,979	114,706,113
LVIP MFS International Growth Fund	13,547,040	281,223,007
LVIP Mondrian International Value Fund	10,556,683	169,645,897
LVIP SSGA Developed International 150 Fund	18,084,534	148,528,274
LVIP SSGA Emerging Markets 100 Fund	5,083,212	44,137,528
LVIP SSGA Emerging Markets Equity Index Fund	13,235,106	151,965,485
LVIP SSGA International Index Fund	20,382,619	212,896,456
		1,123,102,760
Total Affiliated Investments (Cost $4,267,205,435)		5,698,222,599

UNAFFILIATED INVESTMENT–2.78%
INVESTMENT COMPANY–2.78%
Money Market Fund–2.78%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.25%)	162,869,152	162,869,152
Total Unaffiliated Investment (Cost $162,869,152)		162,869,152

TOTAL INVESTMENTS–99.95% (Cost $4,430,074,587)	5,861,091,751
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	2,937,773
NET ASSETS APPLICABLE TO 401,203,093 SHARES OUTSTANDING–100.00%	$5,864,029,524

✧✧ Standard Class shares.
LVIP Global Moderate Allocation Managed Risk Fund–1

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
5	Australian Dollar	$374,825	$374,995	6/13/22	$—	$(170)
14	British Pound	1,148,963	1,146,437	6/13/22	2,525	—
24	Euro	3,329,700	3,334,774	6/13/22	—	(5,074)
23	Japanese Yen	2,368,281	2,345,700	6/13/22	22,582	—
2	Swedish Krona	426,960	428,548	6/13/22	—	(1,588)
					25,107	(6,832)
Interest Rate Contract:
805	U.S. Treasury 5 yr Notes	92,323,437	92,518,533	6/30/22	—	(195,096)
Equity Contracts:
48	E-mini MSCI Emerging Markets Index	2,701,200	2,749,455	6/17/22	—	(48,255)
26	E-mini Russell 2000 Index	2,686,320	2,774,918	6/17/22	—	(88,598)
83	E-mini S&P 500 Index	18,802,613	19,192,334	6/17/22	—	(389,722)
21	E-mini S&P MidCap 400 Index	5,647,320	5,821,148	6/17/22	—	(173,828)
94	Euro STOXX 50 Index	3,975,441	4,084,320	6/17/22	—	(108,879)
17	FTSE 100 Index	1,671,777	1,679,659	6/17/22	—	(7,882)
27	OMXS 30 Index	598,730	606,790	4/13/22	—	(8,060)
5	SPI 200 Index	699,567	700,339	6/16/22	—	(771)
13	TOPIX Index	2,078,569	2,120,514	6/9/22	—	(41,944)
					—	(867,939)
Total Futures Contracts					$25,107	$(1,069,867)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
yr–Year
See accompanying notes.
LVIP Global Moderate Allocation Managed Risk Fund–2

LVIP Global Moderate Allocation Managed Risk Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Moderate Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds ("Underlying ETFs") or financial instruments that provide exposure to such underlying ETFs, which, in turn, invest in equity and fixed income securities and money market instruments (collectively, the "Underlying Funds"). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.
 Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$5,698,222,599	$—	$—	$5,698,222,599
Unaffiliated Investment Company	162,869,152	—	—	162,869,152
Total Investments	$5,861,091,751	$—	$—	$5,861,091,751
Derivatives:
Assets:
Futures Contracts	$25,107	$—	$—	$25,107
Liabilities:
Futures Contracts	$(1,069,867)	$—	$—	$(1,069,867)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Moderate Allocation Managed Risk Fund–3

LVIP Global Moderate Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Number of Shares 03/31/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.17%@
Equity Funds-39.74%@
✧✧LVIP Delaware Mid Cap Value Fund	$183,480,877	$12,222	$18,183,688	$2,440,294	$(5,778,498)	$161,971,207	3,583,830	$—	$—
✧✧LVIP SSGA Large Cap 100 Fund	358,702,019	4,655,907	20,865,117	54,393	(8,452,397)	334,094,805	23,350,210	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	128,432,864	2,693,408	6,208,679	(85,339)	(6,381,513)	118,450,741	8,217,756	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	25,678,629	1,673,360	1,205,370	(6,852)	(2,283,935)	23,855,832	2,227,227	—	—
✧✧LVIP SSGA S&P 500 Index Fund	1,188,326,659	6,989,941	62,986,043	29,875,238	(85,737,084)	1,076,468,711	37,516,771	—	—
✧✧LVIP SSGA Small-Cap Index Fund	251,278,491	12,040,656	12,365,426	(928,165)	(18,369,389)	231,656,167	6,326,292	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	238,847,263	61,470,074	12,671,196	705,605	(39,179,303)	249,172,443	4,082,586	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	140,823,337	18,472,741	6,991,145	(1,233,461)	(16,551,292)	134,520,180	4,241,131	—	—
Fixed Income Funds-35.84%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	351,882,622	23,753	35,817,162	(2,099,594)	1,061,075	315,050,694	30,581,508	—	—
✧✧LVIP Delaware Bond Fund	748,490,256	50,271	51,756,459	(4,689,834)	(41,692,742)	650,401,492	50,733,346	—	—
✧✧‡LVIP Delaware Diversified Floating Rate Fund	—	14,800,778	511,633	(2,339)	(52,114)	14,234,692	1,447,645	—	—
✧✧LVIP JPMorgan High Yield Fund	155,923,838	10,452	13,100,561	(438,530)	(5,535,547)	136,859,652	13,181,128	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	74,255,290	5,010	6,904,597	(223,312)	(2,025,841)	65,106,550	6,824,586	—	—
✧✧LVIP SSGA Bond Index Fund	276,828,035	18,571	20,758,568	(1,421,789)	(14,518,665)	240,147,584	22,111,001	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	37,784,186	2,547	3,597,720	(139,345)	(741,082)	33,308,586	3,338,203	—	—
✧✧LVIP Western Asset Core Bond Fund	750,559,238	50,270	47,784,707	(4,680,747)	(51,442,258)	646,701,796	68,688,454	—	—
Global Equity Fund-1.49%@
✧✧LVIP BlackRock Global Real Estate Fund	98,286,186	238,942	6,247,675	(179,881)	(4,435,047)	87,662,525	9,159,181	—	—
Global Fixed Income Fund-0.95%@
✧✧LVIP Global Income Fund	64,309,368	4,320	5,384,991	(697,223)	(2,775,292)	55,456,182	5,389,852	—	—
International Equity Funds-19.15%@
✧✧LVIP Loomis Sayles Global Growth Fund	121,263,082	10,845,309	6,026,849	572,577	(11,948,006)	114,706,113	7,641,979	—	—
✧✧LVIP MFS International Growth Fund	299,504,202	21,249,248	14,527,048	(1,550,308)	(23,453,087)	281,223,007	13,547,040	—	—
✧✧LVIP Mondrian International Value Fund	182,977,833	9,395,379	18,880,155	(292,987)	(3,554,173)	169,645,897	10,556,683	—	—
✧✧LVIP SSGA Developed International 150 Fund	168,374,561	3,011,656	22,866,742	698,947	(690,148)	148,528,274	18,084,534	—	—
LVIP Global Moderate Allocation Managed Risk Fund–4

LVIP Global Moderate Allocation Managed Risk Fund
Notes (continued)
 3. Transactions with Affiliates (continued)
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Number of Shares 03/31/22	Dividends	Capital Gain Distributions
✧✧LVIP SSGA Emerging Markets 100 Fund	$63,273,366	$540,130	$20,250,262	$1,017,803	$(443,509)	$44,137,528	5,083,212	$—	$—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	220,334,483	13,980	54,052,068	(791,531)	(13,539,379)	151,965,485	13,235,106	—	—
✧✧LVIP SSGA International Index Fund	238,007,397	3,289,097	12,164,931	363,416	(16,598,523)	212,896,456	20,382,619	—	—
Total	$6,367,624,082	$171,558,022	$482,108,792	$16,267,036	$(375,117,749)	$5,698,222,599		$—	$—

@ As a percentage of Net Assets as of March 31, 2022.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2021.
LVIP Global Moderate Allocation Managed Risk Fund–5